Credit Facilities and Lease Obligations	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Credit Facilities and Lease Obligations	CREDIT FACILITIES AND LEASE OBLIGATIONS:
    We are party to a credit agreement with Bank of America, N.A., as Administrative Agent, and the other lenders party thereto, which prior to the amendment described below, provided a term loan in the original principal amount of $350.0 (Initial Term Loan) and a term loan in the original principal amount of $250.0 (First Incremental Term Loan), each of which was scheduled to mature in June 2025, and a $450.0 revolving credit facility (Revolver) that was scheduled to mature in June 2023. On December 6, 2021, the credit agreement was amended (as so amended, the Credit Facility) primarily: (i) to provide a new term loan (Second Incremental Term Loan) in the original principal amount of $365.0 (all of which was drawn on the amendment date and used as described below); (ii) to increase the commitments under the Revolver to $600.0 and extend its maturity date (see below), (iii) to ease certain covenant restrictions; and (iv) to include specified LIBOR successor provisions (see note 20). The Initial Term Loan and the Second Incremental Term Loan are collectively referred to as the Term Loans.

The Initial Term Loan was unchanged by the December 2021 amendment to the Credit Facility, and continues to mature in June 2025. The Second Incremental Term Loan and the Revolver each mature on March 28, 2025, unless either (i) the Initial Term Loan has been prepaid or refinanced or (ii) commitments under the Revolver are available and have been reserved to repay the Initial Term Loan in full, in which case such obligations mature on December 6, 2026.

The Second Incremental Term Loan requires quarterly principal repayments (commencing March 31, 2022) of $4.5625, and each of the Term Loans requires a lump sum repayment of the remainder outstanding at maturity. The Initial Term Loan required quarterly principal repayments of $0.875, and the First Incremental Term Loan required quarterly principal repayments of $0.625, all of which (in each case) were paid by the end of the first half of 2020. We are also required to make annual prepayments of outstanding obligations under the Credit Facility (applied first to the Term Loans, then to the Revolver, in the manner set forth in the Credit Facility) ranging from 0% — 50% (based on a defined leverage ratio) of specified excess cash flow (ECF) for the prior fiscal year. A mandatory prepayment of $107.0 (ECF Amount) was required and paid during the first half of 2020 based on this provision. No such prepayments based on 2020 ECF were required in 2021, or will be required in 2022 based on 2021 ECF. In addition, prepayments of outstanding obligations under the Credit Facility (applied as described above) may also be required in the amount of specified net cash proceeds received above a specified annual threshold (including proceeds from the disposal of certain assets). No Credit Facility prepayments based on 2020 net cash proceeds were required in 2021, or will be required in 2022 based on 2021 net cash proceeds. Any outstanding amounts under the Revolver are due at maturity. Except under specified circumstances, and subject to the payment of breakage costs (if any), we are generally permitted to make voluntary prepayments of outstanding amounts under the Revolver and the Term Loans without any other premium or penalty. Repaid amounts on the Term Loans may not be re-borrowed.
At December 31, 2021, the aggregate remaining mandatory principal repayments under the Credit Facility are as follows (assuming no further mandatory principal repayments are required based on ECF or net cash proceeds):

	Total	2022	2023	2024	2025	2026
Initial Term Loan	$295.4	$—	$—	$—	$295.4	$—
Second Incremental Term Loan (i)	$365.0	$18.25	$18.25	$18.25	$18.25	$292.0
(i) This assumes that the conditions required for a December 2026 maturity date are satisfied.
    The Credit Facility has an accordion feature that allows us to increase the term loans and/or revolving loan commitments thereunder by $150.0, plus an unlimited amount to the extent that a specified leverage ratio on a pro forma basis does not exceed specified limits, in each case on an uncommitted basis and subject to the satisfaction of certain terms and conditions. The Revolver also includes a $50.0 sub-limit for swing line loans, providing for short-term borrowings up to a maximum of ten business days, as well as a $150.0 sub-limit for letters of credit, in each case subject to the overall Revolver credit limit. The Revolver permits us and certain designated subsidiaries to borrow funds (subject to specified conditions) for general corporate purposes, including for capital expenditures, certain acquisitions, and working capital needs.
Borrowings under the Revolver bear interest, depending on the currency of the borrowing and our election for such currency, at LIBOR, Base Rate, Canadian Prime, an Alternative Currency Daily Rate, or an Alternative Currency Term Rate (each as defined in the Credit Facility) plus a specified margin. The margin for borrowings under the Revolver and the Second Incremental Term Loan ranges from 1.50% to 2.25% for LIBOR borrowings and Alternative Currency borrowings, and from 0.50% to 1.25% for Base Rate and Canadian Prime borrowings, in each case depending on the rate we select and our consolidated leverage ratio (as defined in the Credit Facility). Commitment fees range from 0.30% to 0.45% depending on our consolidated leverage ratio. The Initial Term Loan currently bears interest at LIBOR plus 2.125%. The Second Incremental Term Loan currently bears interest at LIBOR plus 2.0%. See note 20 for a description of the LIBOR successor provisions under the Credit Facility. Prior to the December 2021 Credit Facility amendment, the margin for borrowings under the Revolver ranged from 0.75% to 2.5%, commitment fees ranged from 0.35% to 0.50%, in each case depending on the rate we selected and our consolidated leverage ratio, the Initial Term Loan bore interest at LIBOR plus 2.125%, and the First Incremental Term Loan bore interest at LIBOR plus 2.5%. We have entered into interest rate swap agreements to hedge against our exposures to the interest rate variability on a portion of our Term Loans. See note 20 for further detail.

    We are required to comply with certain restrictive covenants under the Credit Facility, including those relating to the incurrence of certain indebtedness, the existence of certain liens, the sale of certain assets, specified investments and payments, sale and leaseback transactions, and certain financial covenants relating to a defined interest coverage ratio and leverage ratio that are tested on a quarterly basis. Our Credit Facility also prohibits share repurchases for cancellation if our leverage ratio (as defined in such facility) exceeds a specified amount (Repurchase Restriction). At December 31, 2021 and December 31, 2020, we were in compliance with all restrictive and financial covenants under the Credit Facility, and the Repurchase Restriction was not in effect. In the third quarter of 2019, we were not in compliance with certain restrictive covenants related to the Repurchase Restriction. These defaults, as well as related cross defaults, were waived in October 2019 (Waivers). Also see note 15(d) below.

    The obligations under the Credit Facility are guaranteed by us and certain specified subsidiaries. Subject to specified exemptions and limitations, all assets of the guarantors are pledged as security for the obligations under the Credit Facility. The Credit Facility contains customary events of default. If an event of default occurs and is continuing (and is not waived), the administrative agent may declare all amounts outstanding under the Credit Facility to be immediately due and payable, and may cancel the lenders’ commitments to make further advances thereunder. In the event of a payment or other specified defaults, outstanding obligations accrue interest at a specified default rate. No such defaults occurred during 2020 or 2021.
In the first quarter of 2021 (Q1 2021), we repaid an aggregate of $30.0 under the First Incremental Term Loan. On October 27, 2021, we borrowed $220.0 under the Revolver to fund a portion of the purchase price for our November 2021 acquisition of PCI (see note 3). On December 6, 2021, upon receipt of the net proceeds from the $365.0 Second Incremental Term Loan, we repaid all remaining amounts outstanding under the First Incremental Term Loan ($145.0), terminating such loan, and repaid $215.0 of the $220.0 borrowed under the Revolver. On December 29, 2021, we repaid the remaining $5.0 outstanding under the Revolver.

During the first quarter of 2020 (Q1 2020), we made the scheduled quarterly principal repayment of $0.875 under the Initial Term Loan, and also prepaid an aggregate of $60.0 under the First Incremental Term Loan. On April 27, 2020, we prepaid $47.0 under the Initial Term Loan. These two prepayments were first applied to all remaining scheduled quarterly principal repayments of the Initial Term Loan and First Incremental Term Loan prior to maturity, as applicable, and thereafter to remaining applicable principal amounts outstanding thereunder. These prepayments also represented payment in full of the ECF Amount. In June 2020, we prepaid an additional $1.5 under the Initial Term Loan and $12.5 under the First Incremental Term Loan. No further prepayments were required or made thereafter during 2020.

    During 2019, we borrowed $48.0 under the Revolver, primarily to fund share repurchases in the first quarter of 2019 (Q1 2019) (see note 12) and repaid an aggregate of $207.0 of the amount then-outstanding under the Revolver (including by use of $110.0 of the $113.0 in proceeds we received upon the completion of our 2019 Toronto real property sale (Toronto Proceeds)). We made scheduled principal repayments of $1.5 in each quarter of 2019 under the Initial Term Loan and First Incremental Term Loan.
Activity under our Credit Facility for the periods indicated is set forth below:

	Revolver	Term loans
Outstanding balances as of December 31, 2018	$159.0	$598.3
Amount borrowed in Q1 2019	48.0	—
Amount repaid in Q1 2019	(110.0)	(1.5)
Amount repaid in Q2 2019	(44.0)	(1.5)
Amount repaid in Q3 2019	(53.0)	(1.5)
Amount repaid in Q4 2019	—	(1.5)
Outstanding balances as of December 31, 2019	$—	$592.3
Amount repaid in Q1 2020	—	(60.9)
Amount repaid in Q2 2020	—	(61.0)
Outstanding balances as of December 31, 2020	$—	$470.4
Amount repaid in Q1 2021	—	(30.0)
Amount borrowed in Q4 2021	220.0	365.0
Amount repaid in Q4 2021	(220.0)	(145.0)
Outstanding balances as of December 31, 2021	$—	$660.4
The following table sets forth, at the dates shown: outstanding borrowings under the Credit Facility, excluding ordinary course letters of credit (L/Cs); notional amounts under our interest rate swaps, outstanding lease obligations; and information regarding outstanding L/Cs, surety bonds and overdraft facilities:

	Outstanding borrowings		Notional amounts under interest rate swaps (note 20)
	December 31 2020	December 31 2021	December 31 2020	December 31 2021
Borrowings under the Revolver (i)	$—	$—	$—	$—
Borrowings under the Term Loans (i)
Initial Term Loan	$295.4	$295.4	$175.0	$100.0
First Incremental Term Loan	175.0	—	100.0	—
Second Incremental Term Loan	—	365.0	—	100.0
Total	$470.4	$660.4	$275.0	$200.0

Total borrowings under Credit Facility	$470.4	$660.4
Unamortized debt issuance costs related to Term Loans (i)	(7.2)	(4.6)
Lease obligations (ii)	122.7	138.6
	$585.9	$794.4
Total Credit Facility and lease obligations:
Current portion	$99.8	$51.5
Long-term portion	486.1	742.9
	$585.9	$794.4
L/Cs, surety bonds and overdraft facilities:
Outstanding L/Cs under the Revolver	$21.3	$21.0
Outstanding L/Cs and surety bonds outside the Revolver	20.2	27.1
Total	$41.5	$48.1
Available uncommitted bank overdraft facilities	$162.7	$198.5
Amounts outstanding under available uncommitted bank overdraft facilities	$—	$—
(i)    We incur debt issuance costs upon execution and amendment of the Credit Facility. Debt issuance costs incurred in 2021 in connection with the Revolver totaling $2.2 ($0.3 in 2020; $1.1 in 2019) were deferred as other assets on our consolidated balance sheets and are amortized on a straight line basis over the term (or remaining term, as applicable) of the Revolver. Debt issuance costs incurred in 2021 in connection with our term loans totaling $1.8 (nil in 2020; $1.6 in 2019) were deferred as long-term debt on our consolidated balance sheets and are amortized over their respective terms using the effective interest rate method. In December 2021, we accelerated the amortization of $2.6 of unamortized deferred financing costs related to the termination of the First Incremental Term Loan, which we recorded in other charges (see note 15).
(ii)     Our lease obligations above represent the present value of unpaid lease payments which have been discounted using our incremental borrowing rate on the lease commencement dates. As of December 31, 2021, the current portion of our lease obligations was $34.5 (2020 — $32.2) and the long-term portion was $104.1 (2020 — $90.5).

At December 31, 2021, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2022	$40.4
2023	33.5
2024	21.2
2025	16.1
2026	12.8
Thereafter	39.0
$163.0
In addition to the lease obligations we recorded in our financial statements at December 31, 2021 (set forth under "Lease obligations" and footnote (ii) in the table above), we had commitments under additional real property leases not recognized as liabilities as of such date because the relevant leases had not yet commenced. A description of, and minimum lease obligations under, these leases are disclosed in note 24.

    Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020	2021
Interest expense on lease obligations	$6.6	$6.1	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8	$0.9
Expenses relating to short-term leases or low-value leases	$4.6	$3.7	$1.5